Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Weighted average
Weighted Average Interest Rate
2016	0.38%
2017	2.84%	4.26%
2018	1.43%	4.29%
Total (as a percent)	2.34%	2.51%
Carrying amount of FHLB advances
Carrying Amount
2016	$ 15,000
2017	10,123	$ 10,210
2018	5,065	5,091
Total	30,188	15,301
Advances from FHLB Boston
Carrying Amount
2016	15,000
2017	10,000	10,000
2018	5,000	5,000
Total	30,000	$ 15,000
General disclosures
Unpaid principal balance of FHLB advances, subject to call provisions	10,000
Available line of credit arrangement with the FHLB	$ 45,700